Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Values of Derivative Instruments

The following tables summarize information regarding Nucor’s derivative instruments (in thousands):

Fair Value of Derivative Instruments		Fair Value at December 31,
	Consolidated Balance Sheet Location	2017	2016
Asset derivatives designated as hedging instruments:
Commodity contracts	Other current assets	$—	$1,250
Asset derivatives not designated as hedging instruments:
Foreign exchange contracts	Other current assets	479	779

Total asset derivatives		$479	$2,029

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(2,100)	$—
Commodity contracts	Deferred credits and other liabilities	(2,400)	—

Total liability derivatives designated as hedging instruments		(4,500)	—
Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(4,031)	(605)

Total liability derivatives		$(8,531)	$(605)

Derivatives Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Consolidated Statements of Earnings

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Recognized in Earnings on Derivatives (Ineffective Portion)
		2017	2016	2015	2017	2016	2015	2017	2016	2015
Commodity contracts	Cost of products sold	$(4,523)	$2,570	$(9,498)	$(973)	$(9,880)	$(5,798)	$—	$—	$—

Derivatives Not Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Consolidated Statements of Earnings

Derivatives Not Designated as Hedging Instruments (in thousands)

Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		2017	2016	2015
Commodity contracts	Cost of products sold	$(11,973)	$(3,251)	$2,894
Foreign exchange contracts	Cost of products sold	(3,344)	238	2,392

Total		$(15,317)	$(3,013)	$5,286